Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
July 31, 2026
GED-NPRT3-0926
1.938167.114
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 1.1%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	18,598	2,673,279
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	9,039	2,323,359
TOTAL BELGIUM		4,996,638
BRAZIL - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Equatorial SA	312,283	2,381,634
CANADA - 4.2%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Restaurant Brands International Inc	26,323	1,946,834
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard Inc	56,617	3,675,652
Metro Inc/CN	35,925	2,387,910
TOTAL CONSUMER STAPLES		6,063,562
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd	57,836	2,755,136
Imperial Oil Ltd	25,709	3,333,175
PrairieSky Royalty Ltd	90,006	2,225,993
TOTAL ENERGY		8,314,304
Information Technology - 0.5%
Software - 0.5%
Constellation Software Inc/Canada	1,092	2,339,241
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	581	0
TOTAL INFORMATION TECHNOLOGY		2,339,241
Materials - 0.2%
Metals & Mining - 0.2%
G Mining Ventures Corp (a)	31,233	952,017
TOTAL CANADA		19,615,958
FRANCE - 2.6%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	2,849	1,564,486
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	19,880	1,546,388
Energy - 0.8%
Energy Equipment & Services - 0.2%
Vallourec SACA (a)	37,827	912,050
Oil, Gas & Consumable Fuels - 0.6%
Gaztransport Et Technigaz SA	13,016	2,937,340
TOTAL ENERGY		3,849,390
Financials - 0.3%
Capital Markets - 0.3%
Amundi SA (d)(e)	10,899	1,185,808
Industrials - 0.9%
Aerospace & Defense - 0.9%
Airbus SE	10,668	2,504,407
Thales SA	6,200	1,758,069
TOTAL INDUSTRIALS		4,262,476
TOTAL FRANCE		12,408,548
GERMANY - 3.5%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Deutsche Telekom AG	135,911	4,194,350
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	6,420	1,187,849
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA	27,525	1,414,709
Industrials - 2.1%
Aerospace & Defense - 1.2%
Rheinmetall AG	4,177	5,521,782
Industrial Conglomerates - 0.9%
Siemens AG	13,175	4,316,744
TOTAL INDUSTRIALS		9,838,526
TOTAL GERMANY		16,635,434
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd	225,718	2,275,440
HUNGARY - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	73,492	2,740,901
INDIA - 0.3%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gift City ADR	20,316	486,162
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Redington Ltd	309,902	1,044,609
TOTAL INDIA		1,530,771
IRELAND - 0.9%
Consumer Staples - 0.2%
Food Products - 0.2%
Kerry Group PLC Class A	11,483	1,096,406
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	279,684	3,307,418
TOTAL IRELAND		4,403,824
ITALY - 2.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (c)	2,410	949,226
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	18,055	1,219,115
Financials - 0.5%
Banks - 0.5%
UniCredit SpA	25,189	2,375,622
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	40,691	2,423,564
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	25,303	3,491,645
TOTAL ITALY		10,459,172
JAPAN - 2.7%
Communication Services - 0.2%
Entertainment - 0.2%
Nintendo Co Ltd	24,583	1,172,662
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	8,714	1,332,519
Health Care Providers & Services - 0.0%
As One Corp	20,064	302,324
TOTAL HEALTH CARE		1,634,843
Industrials - 1.4%
Industrial Conglomerates - 0.8%
Hitachi Ltd	98,299	3,221,313
Machinery - 0.1%
Ebara Corp	15,090	512,269
Trading Companies & Distributors - 0.5%
Inaba Denki Sangyo Co Ltd	137,123	2,445,435
TOTAL INDUSTRIALS		6,179,017
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Renesas Electronics Corp	91,704	1,838,093
Materials - 0.4%
Chemicals - 0.4%
Shin-Etsu Chemical Co Ltd	58,421	2,082,717
TOTAL JAPAN		12,907,332
KENYA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Safaricom PLC	1,360,546	384,365
KOREA (SOUTH) - 3.0%
Information Technology - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co Ltd	82,131	14,124,254
NETHERLANDS - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
NXP Semiconductors NV	24,069	5,515,652
NORWAY - 0.5%
Financials - 0.5%
Insurance - 0.5%
Storebrand ASA A Shares	120,217	2,554,651
SOUTH AFRICA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	27,287	1,433,731
SWITZERLAND - 0.8%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	9,309	2,200,107
Health Care - 0.3%
Pharmaceuticals - 0.3%
Galderma Group AG	6,225	1,354,632
TOTAL SWITZERLAND		3,554,739
TAIWAN - 4.0%
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
Taiwan Semiconductor Manufacturing Co Ltd	257,203	19,032,925
UNITED KINGDOM - 8.2%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	107,837	3,419,511
Leisure Products - 0.3%
Games Workshop Group PLC	5,294	1,364,210
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC (a)	86,277	1,380,823
TOTAL CONSUMER DISCRETIONARY		6,164,544
Consumer Staples - 1.6%
Food Products - 0.5%
Cranswick PLC	20,848	1,503,238
Premier Foods PLC	402,465	1,053,926
		2,557,164
Personal Care Products - 0.3%
Unilever PLC	24,699	1,571,537
Tobacco - 0.8%
British American Tobacco PLC	53,089	3,220,429
TOTAL CONSUMER STAPLES		7,349,130
Financials - 1.6%
Banks - 0.9%
Lloyds Banking Group PLC	2,394,549	3,701,056
Starling Bank Ltd (a)(b)(f)	83,600	272,666
		3,973,722
Capital Markets - 0.5%
London Stock Exchange Group PLC	21,591	2,428,826
Insurance - 0.2%
Hiscox Ltd	40,056	976,597
TOTAL FINANCIALS		7,379,145
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC (United States)	30,670	5,202,859
GSK PLC	127,942	3,326,858
TOTAL HEALTH CARE		8,529,717
Industrials - 1.8%
Aerospace & Defense - 1.3%
BAE Systems PLC	97,791	2,768,398
Rolls-Royce Holdings PLC	166,995	3,331,493
		6,099,891
Professional Services - 0.3%
RELX PLC	41,918	1,474,338
Trading Companies & Distributors - 0.2%
RS GROUP PLC	95,699	904,783
TOTAL INDUSTRIALS		8,479,012
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	21,766	1,035,530
TOTAL UNITED KINGDOM		38,937,078
UNITED STATES - 60.0%
Communication Services - 7.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc	47,110	1,095,308
Comcast Corp Class A	31,990	766,480
Verizon Communications Inc	25,673	1,201,753
		3,063,541
Entertainment - 0.4%
Walt Disney Co/The	20,433	1,965,450
Interactive Media & Services - 5.6%
Alphabet Inc Class A	55,537	19,778,393
Meta Platforms Inc Class A	10,826	6,026,942
		25,805,335
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	17,124	2,957,486
TOTAL COMMUNICATION SERVICES		33,791,812
Consumer Discretionary - 4.7%
Broadline Retail - 1.4%
Amazon.com Inc (a)	25,079	6,810,955
Diversified Consumer Services - 0.2%
H&R Block Inc	21,815	960,514
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp	10,309	2,790,028
Starbucks Corp	16,759	1,763,885
		4,553,913
Specialty Retail - 1.5%
Lowe's Cos Inc	13,806	2,869,024
TJX Cos Inc/The	26,840	4,223,006
		7,092,030
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry Inc	17,157	2,614,212
TOTAL CONSUMER DISCRETIONARY		22,031,624
Consumer Staples - 4.0%
Beverages - 1.1%
Coca-Cola Co/The	43,958	3,850,281
Keurig Dr Pepper Inc	47,923	1,491,364
		5,341,645
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings Inc (a)	24,643	2,409,593
Costco Wholesale Corp	1,896	1,804,783
Target Corp	18,642	2,693,583
Walmart Inc	28,197	3,135,506
		10,043,465
Food Products - 0.1%
Mondelez International Inc	9,927	618,551
Household Products - 0.7%
Procter & Gamble Co/The	21,263	3,072,291
TOTAL CONSUMER STAPLES		19,075,952
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
ExxonMobil Holdings Corp	36,996	5,750,658
Shell PLC	82,021	3,754,241
TOTAL ENERGY		9,504,899
Financials - 9.7%
Banks - 5.5%
Bank of America Corp	69,575	4,310,171
JPMorgan Chase & Co	25,661	9,027,283
M&T Bank Corp	12,230	3,012,127
PNC Financial Services Group Inc/The	12,777	3,192,589
US Bancorp	41,181	2,594,815
Wells Fargo & Co	47,184	4,079,057
		26,216,042
Capital Markets - 1.2%
Blackrock Inc	1,730	1,886,375
Charles Schwab Corp/The	26,125	2,749,395
MSCI Inc	1,564	894,983
		5,530,753
Consumer Finance - 0.4%
Capital One Financial Corp	9,817	2,051,851
Financial Services - 0.9%
Apollo Global Management Inc	6,951	872,976
Visa Inc Class A	9,065	3,318,969
		4,191,945
Insurance - 1.7%
Chubb Ltd	8,334	2,922,567
Hartford Insurance Group Inc/The	17,653	2,505,137
Travelers Companies Inc/The	6,925	2,592,443
		8,020,147
TOTAL FINANCIALS		46,010,738
Health Care - 7.1%
Biotechnology - 2.5%
AbbVie Inc	29,606	7,429,330
Gilead Sciences Inc	32,127	4,183,256
		11,612,586
Health Care Providers & Services - 0.9%
UnitedHealth Group Inc	9,744	4,037,914
Life Sciences Tools & Services - 0.2%
Danaher Corp	6,731	1,312,410
Pharmaceuticals - 3.5%
Eli Lilly & Co	7,210	8,283,136
Merck & Co Inc	30,777	4,007,165
Roche Holding AG	5,307	2,321,177
Royalty Pharma PLC Class A	36,267	2,119,081
		16,730,559
TOTAL HEALTH CARE		33,693,469
Industrials - 4.4%
Aerospace & Defense - 2.3%
GE Aerospace	20,634	7,429,684
General Dynamics Corp	3,661	1,403,701
RTX Corp	9,243	1,989,278
		10,822,663
Building Products - 0.7%
Johnson Controls International plc	23,144	3,394,299
Electrical Equipment - 1.1%
GE Vernova Inc	5,158	5,107,916
Machinery - 0.3%
Crane Co	6,174	1,317,902
TOTAL INDUSTRIALS		20,642,780
Information Technology - 15.5%
Communications Equipment - 1.3%
Cisco Systems Inc	54,201	6,286,774
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	13,128	682,000
IT Services - 0.5%
Amdocs Ltd	19,739	1,099,857
IBM Corporation	6,239	1,395,352
		2,495,209
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Inc	30,442	11,850,462
Software - 4.7%
Microsoft Corp	48,029	22,320,037
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	96,258	29,735,059
TOTAL INFORMATION TECHNOLOGY		73,369,541
Materials - 1.6%
Chemicals - 0.9%
Linde PLC	9,349	4,472,375
Construction Materials - 0.3%
Holcim AG	13,109	1,190,614
Containers & Packaging - 0.4%
Ball Corp	12,485	810,277
Smurfit Westrock PLC (c)	24,254	1,114,956
		1,925,233
TOTAL MATERIALS		7,588,222
Real Estate - 1.0%
Specialized REITs - 1.0%
American Tower Corp	6,336	1,098,409
Lamar Advertising Co Class A	14,265	2,281,830
Public Storage	3,513	1,138,809
TOTAL REAL ESTATE		4,519,048
Utilities - 2.8%
Electric Utilities - 1.5%
NextEra Energy Inc	36,072	3,135,379
NRG Energy Inc	8,492	1,140,391
PG&E Corp	60,461	1,050,812
Southern Co/The	19,678	1,860,358
		7,186,940
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	9,224	824,626
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	16,765	2,484,405
Multi-Utilities - 0.6%
Ameren Corp	11,612	1,272,791
WEC Energy Group Inc (c)	13,455	1,472,246
		2,745,037
TOTAL UTILITIES		13,241,008
TOTAL UNITED STATES		283,469,093
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	64,131	1,777,744
TOTAL COMMON STOCKS (Cost $290,534,191)		461,139,884

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	11,381,665	11,383,941
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	762,268	762,345
TOTAL MONEY MARKET FUNDS (Cost $12,146,286)			12,146,286

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $302,680,477)	473,286,170
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(813,289)
NET ASSETS - 100.0%	472,472,881

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,185,808 or 0.3% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,185,808 or 0.3% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $272,666 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd	6/18/2021 - 4/5/2022	170,981

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	10,046,726	61,346,933	60,008,710	323,861	(1,008)	-	11,383,941	11,381,665
Fidelity Securities Lending Cash Central Fund	-	20,298,188	19,535,888	2,483	45	-	762,345	762,268
	10,046,726	81,645,121	79,544,598	326,344	(963)	-	12,146,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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